CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Statement
Revenues	$ 337,502	$ 338,892
Operating expenses:
Administration fees	283,836	377,740
Consulting fees	21,415	307,672
Foreign exchange gain (loss)	12,391	16,396
Investor relations		6,049
Management fees	78,141	34,211
Office and miscellaneous	3,306	59,754
Professional fees	13,020	24,391
Recovery of expenses		50,870
Travel and promotion	37,004	85,809
Total operating expenses	449,113	798,851
Income (loss) before other income (expense)	(111,611)	(459,959)
Other income or expense:
Gain on disposal of marketable securities		49,125
Gain on debt settlement	54,441
Impairment of marketable securities	8,300	131,678
Total other income (expense)	46,141	(82,553)
Net income (loss)	(65,470)	(542,512)
Other comprehensive income:
Unrealized foreign exchange translation gain (loss)	86,927
Total comprehensive income (loss)	$ 21,457	$ (542,512)
Net income (loss) per share - basic and diluted	$ 0	$ (0.04)
Weighted average number of common shares outstanding - basic and diluted	14,522,727	14,522,727